Operating Lease Liabilities - Schedule of Future Operating Lease Payments (Details)	Mar. 31, 2025 SGD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 SGD ($)
Schedule of Future Operating Lease Payments [Abstract]
2025			$ 1,486,401
2026	1,560,506	1,160,659	1,486,401
2027	1,286,161	956,609	923,744
2028	1,001,379	744,796	507,605
2029	632,677	470,567	362,903
2030	397,773	295,852
Thereafter	502,591	373,813	690,000
Total future lease payment	5,381,087	4,002,296	5,457,054
Less: Imputed interest	(719,672)	(535,271)	(729,781)
Present value of operating lease liabilities	4,661,415	3,467,025	4,727,273
Less: Current portion	(1,298,058)	(965,458)	(1,240,129)
Long-term portion of lease liabilities	$ 3,363,357	$ 2,501,567	$ 3,487,144